SIGNIFICANT ACCOUNTING POLICIES - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Carrying value of COLI	$ 888	$ 1,000